Other Non-Current Assets - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current assets [abstract]
Non-current prepaids	$ 23	$ 23
Contingent Consideration	36	37
Escrow funds	10	6
Investment in Galleon Gold	27	0
Galleon Gold Credit Facility	8	0
Non-current receivables	12	0
Other	3	6
Other long-term assets	$ 119	$ 72